Fair value measurement (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Liabilities
Warrant liabilities	$ 11,090
Recurring
Assets
Cash equivalents		$ 45,296
Noncurrent asset		550
Total Assets		45,846
Liabilities
Warrant liabilities	11,090
Total liabilities	11,090
Recurring | Level I
Assets
Cash equivalents		45,296
Total Assets		45,296
Recurring | Level II
Assets
Noncurrent asset		550
Total Assets		$ 550
Recurring | Level III
Liabilities
Warrant liabilities	11,090
Total liabilities	$ 11,090